Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive 500 ETF (STRV)
Strive Emerging Markets Ex-China ETF (STXE)
Strive U.S. Energy ETF (DRLL)
Strive U.S. Semiconductor ETF (SHOC)
Strive Natural Resources and Security ETF (FTWO)
Strive 1000 Growth ETF (STXG)
Strive 1000 Value ETF (STXV)
Strive Small-Cap ETF (STXK)
Strive 1000 Dividend Growth ETF (STXD)
Strive Mid-Cap ETF (STXM)
Strive International Developed Markets ETF (STXI)
Strive Total Return Bond ETF (STXT)
Strive Enhanced Income Short Maturity (BUXX)

(together, the “Funds”)
(each a series of EA Series Trust)

Listed on the New York Stock Exchange

January 13, 2025

Supplement to the Prospectus and Statement of Additional Information,
each dated November 30, 2024

Effective February 1, 2025, the Funds’ fiscal year end will change from July 31 to June 30.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.